Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
EQUITY
15.	EQUITY

Ordinary shares

The Company was established as a holding company under the laws of Cayman Islands on July 16, 2020. The original authorized number of ordinary shares is 50,000 shares with par value of $1.00 per share. On December 18, 2020, the Company amended the Memorandum of Association to increase the authorized share capital to 400,000,000 Class A ordinary Shares and 100,000,000 Class B ordinary Shares and reduced the par value to $0.0001 per share.

Initial Public Offering

On April 4, 2023, the Company completed its initial public offering (the “IPO”) of 2,400,000 Class A ordinary shares at a public offering price of $4.00 per share. The gross proceeds were $9.6 million from the offering, before deducting underwriting discounts and other related expenses. The Company received approximately $8.5 million after deducting offering costs.

Underwriter’s Warrants

In connection with the IPO, the Company issued to Univest Securities, LLC, and its affiliates, as the representative of the underwriters, warrants that are exercisable for a period of one year after the effective date of the registration statement, entitling the holders of the warrants to purchase an aggregate of up to 144,000 Class A ordinary shares at a per share price of $4.46. Management determined that these warrants meet the requirements for equity classification under ASC 815-40 because they are indexed to the Company’s Class A ordinary shares and meet the requirements for equity classification. The warrants were recorded at their fair value on the date of grant as a component of shareholders’ equity. The fair value of these warrants was $368,454, which was considered a direct cost of IPO and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following weighted-average assumptions: market value of underlying share of $4.05, risk free rate of 4.5%; expected term of one year; exercise price of the warrants of $4.46, volatility of 183.5%; and expected future dividends of nil. On October 19, 2023, the underwriters opted to exercise all warrants on a cashless basis. On October 25, 2023, the Company issued 97,513 Class A ordinary shares to the underwriters.

As of December 31, 2024, 40,617,513 Class A ordinary shares and 41,880,000 Class B ordinary shares were issued and outstanding. The shares are presented on a retroactive basis to reflect the recapitalization.

Non-controlling interests

For the year ended December 31, 2024, one of the non-controlling shareholders made capital contributions totaling approximately $2.1 million to the Company. For the year ended December 31, 2023, one of the non-controlling shareholders made capital contributions totaling approximately $0.6 million to the Company. On December 31, 2022, Suzhou Shengfeng, one of VIE subsidiaries declared a dividend of approximately $2.5 million based on the subsidiary’s performance up to October 31, 2022, of which approximately $0.3 million was paid to the non-controlling shareholders.

Statutory reserves

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The statutory reserve as determined pursuant to PRC statutory laws totaled approximately $6.0 million and $4.9 million as of December 31, 2024 and 2023, respectively.

Restricted assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiary. Relevant PRC statutory laws and regulations permit payments of dividends by Shengfeng WFOE and its subsidiaries, Shengfeng VIE and its subsidiaries (collectively “Shengfeng PRC entities”) only out of retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of Shengfeng PRC entities.

Shengfeng PRC entities are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% their of its registered capital. In addition, Shengfeng PRC entities may allocate a portion of their after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at their discretion. Shengfeng PRC entities may allocate a portion of their after-tax profits based on PRC accounting standards to a discretionary surplus fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

As a result of the foregoing restrictions, Shengfeng PRC entities are restricted in their ability to transfer their assets to the Company. Foreign exchange and other regulation in the PRC may further restrict Shengfeng PRC entities from transferring funds to the Company in the form of dividends, loans and advances. As of December 31, 2024 and 2023, amounts restricted are the paid-in-capital and statutory reserve of Shengfeng PRC entities, which amounted to approximately $88.2 million and $87.1 million, respectively.